Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated net unrealized gains on translation of net investment in foreign operations
Balance, beginning of year	$ 759	$ 742	$ 343
Net unrealized (losses) gains	(171)	20	399
Repurchase of shares under normal course issuer bid [note 19]	(41)	(3)
Balance, end of year	547	759	742
Accumulated net unrealized gains (losses) on cash flow hedges
Balance, beginning of year	40	(13)	(113)
Net unrealized (losses) gains	(41)	80	41
Reclassification of net (gains) losses on cash flow hedges to net income (loss)	(22)	(27)	59
Balance, end of year	(23)	40	(13)
Accumulated net unrealized gains on available-for-sale investments
Balance, beginning of year	11	0	0
Net unrealized (losses) gains	(6)	11
Balance, end of year	5	11	0
Accumulated net unrealized losses on other long-term liabilities
Balance, beginning of year	(58)	(44)	(59)
Net unrealized (losses) gains	(49)	(14)	15
Balance, end of year	(107)	(58)	(44)
Total accumulated other comprehensive income	$ 422	$ 752	$ 685